Note 12 - Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended		Nine months ended
	September 30,		September 30,

	2019	2020	2019	2020
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	125	257	502	4,008
General and administrative	337	1,519	1,248	2,074
Total	462	1,776	1,750	6,082